Statements of Net Assets Available for Benefits—Modified Cash Basis - EBP 003 [Member] - USD ($)	Dec. 31, 2025		Dec. 31, 2024
EBP, Asset [Abstract]
Investments, at fair value	$ 281,709,258		$ 248,284,568
Notes receivable from participants	391,889	[1]	470,616
Net assets available for benefits	$ 282,101,147		$ 248,755,184

[1]	Represents a party-in-interest to the Plan.